                                              Rule 497(j)
                                              Reg. No. 33-21652

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Prudential Unit Trusts, Insured Tax-Exempt
Series 38 and Insured Multistate Tax-Exempt Series 22 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  PRUDENTIAL UNIT TRUSTS
                                  INSURED TAX-EXEMPT SERIES 38
                                  INSURED MULTISTATE TAX-EXEMPT
                                   SERIES 22
                                  (Registrant)



                                  By:  Prudential Securities
                                       Incorporated


                                       Kenneth Swankie
                                       Kenneth Swankie
                                       Senior Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549